Other disclosures - Credit and debt valuation adjustments (CVA, DVA) (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 251.9
Change in CVA (as a percent)	26.60%
Amount of DVA	€ 169.9
Change in DVA (as a percent)	13.40%
Maximum
Disclosure of detailed information about financial instruments [line items]
Credit spread change (as a percent)	12.00%